Schedule of operating expenses by nature - stock based compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019		Jul. 31, 2018
Expenses by nature [abstract]
General and administrative related stock -based compensation	$ 26,322
Marketing and promotion related stock based compensation	1,686
Total operating expense related stock-based compensation	28,008	[1]	$ 4,997
Stock based compensation capitalized to inventory	1,724
Total stock based compensation	$ 29,732

[1]	Restated